Consolidated Statements of Changes in Shareholders' (Deficit) Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	JOYY Inc [Member] CNY (¥)	Huya 2018 Share Incentive Plan [Member] CNY (¥)	Common Class A [Member] CNY (¥) shares	Common Class A [Member] JOYY Inc [Member] CNY (¥) shares	Common Class B [Member] CNY (¥) shares	Common Class B [Member] JOYY Inc [Member] CNY (¥) shares	Chief Executive Officer [Member] CNY (¥)	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] JOYY Inc [Member] CNY (¥)	Additional paid-in capital [Member] Huya 2018 Share Incentive Plan [Member] CNY (¥)	Additional paid-in capital [Member] Chief Executive Officer [Member] CNY (¥)	Parent Company deficit [Member] CNY (¥)	Parent Company deficit [Member] JOYY Inc [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated other comprehensive income [Member] CNY (¥)
Beginning balance at Dec. 31, 2016	¥ (164,387)													¥ (164,387)
Net increase in Parent Company investment			¥ 164,913												¥ 164,913
Consummation of the carve-out										¥ 526				(526)
Capital contribution from VIE of JOYY			100,000								¥ 100,000
Deemed contribution from JOYY			20,000								20,000
Issuance of ordinary shares	67				¥ 1		¥ 66
Issuance of ordinary shares, shares | shares					992,456		99,007,544
Share-based compensation			10,465	¥ 19,473					¥ 10,170		10,465	¥ 19,473	¥ 10,170
Accretion to Series A Preferred Shares redemption value	(19,842)									(19,842)
Deemed dividend to Series A Preferred Shareholders	0
Appropriation to statutory reserves	0
Net loss	(80,968)															¥ (80,968)
Foreign currency translation adjustment, net of nil tax	308																¥ 308
Ending balance at Dec. 31, 2017	60,199				¥ 1		¥ 66			140,792						(80,968)	308
Ending balance, shares at Dec. 31, 2017 | shares					992,456		99,007,544
Class B ordinary shares converted to Class A ordinary shares resulted from the transfer of such shares from YY to other investors						¥ 6		¥ (6)
Class B ordinary shares converted to Class A ordinary shares resulted from the transfer of such shares from YY to other investors, shares | shares						8,750,223		(8,750,223)
Issuance of ordinary shares	1,207,749				¥ 11					1,207,738
Issuance of ordinary shares, shares | shares					17,250,000
Share-based compensation			5,833	220,862							5,833	220,862
Accretion to Series A Preferred Shares redemption value prior to the extinguishment	(7,078)									(7,078)
Accretion to Series A Preferred Shares redemption value post the extinguishment	(10,439)									(6,274)						(4,165)
Accretion to Series B-2 Preferred Shares redemption value	(54,111)									(32,526)						(21,585)
Deemed dividend to Series A Preferred Shareholders	(496,995)									(151,854)						(345,141)
Conversion of Series A Preferred Shares to ordinary shares upon the completion of the IPO	436,499				¥ 11		¥ 3			436,485
Conversion of Series A Preferred Shares to ordinary shares upon the completion of the IPO, shares | shares					17,647,058		4,411,765
Conversion of Series B-2 Preferred Shares to ordinary shares upon the completion of the IPO	2,665,091						¥ 41			2,665,050
Conversion of Series B-2 Preferred Shares to ordinary shares upon the completion of the IPO,shares | shares							64,488,235
Derecognition of derivative liabilities upon conversion	3,188,827									3,188,827
Appropriation to statutory reserves	34,634													34,634		(34,634)
Net loss	(1,937,689)															(1,937,689)
Foreign currency translation adjustment, net of nil tax	366,259																366,259
Ending balance at Dec. 31, 2018	5,645,007				¥ 29		¥ 104			7,667,855				34,634		(2,424,182)	366,567
Ending balance, shares at Dec. 31, 2018 | shares					44,639,737		159,157,321
Class B ordinary shares converted to Class A ordinary shares resulted from the transfer of such shares from YY to other investors						¥ 4		¥ (4)
Class B ordinary shares converted to Class A ordinary shares resulted from the transfer of such shares from YY to other investors, shares | shares						6,800,000		(6,800,000)
Issuance of ordinary shares	2,110,066				¥ 9					2,110,057
Issuance of ordinary shares, shares | shares					13,600,000
Share-based compensation			¥ 1,996	¥ 279,748							¥ 1,996	¥ 279,748
Deemed dividend to Series A Preferred Shareholders	0	$ 0
Issuance of ordinary shares for restricted share units | shares					50,433
Issuance of ordinary shares for exercised share options	¥ 32,411				¥ 2					32,409
Issuance of ordinary shares for exercised share options (shares) | shares	2,011,144	2,011,144			2,011,144
Deemed distribution to JOYY	¥ (10,119)									(10,119)
Appropriation to statutory reserves	30,045													30,045		(30,045)
Net loss	468,173	$ 67,247														468,173
Foreign currency translation adjustment, net of nil tax	157,568	22,633															157,568
Ending balance at Dec. 31, 2019	¥ 8,684,850	$ 1,247,500			¥ 44		¥ 100			¥ 10,081,946				¥ 64,679		¥ (1,986,054)	¥ 524,135
Ending balance, shares at Dec. 31, 2019 | shares					67,101,314		152,357,321